Contingent Liabilities and Financial Commitments - Summary of Individual Cases (Parenthetical) (Details) £ in Millions, $ in Millions	1 Months Ended		12 Months Ended		36 Months Ended		179 Months Ended
	Oct. 31, 1997 USD ($) INSTALMENT	Oct. 31, 1997 GBP (£) INSTALMENT	Dec. 31, 2021 USD ($) CASE	Dec. 31, 2021 GBP (£) CASE	Dec. 31, 2021 USD ($) CASE	Dec. 31, 2021 GBP (£) CASE	Dec. 31, 2021 CASE
Individual Smoking and Health Cases, US Tobacco Related | US Tobacco Related Actions
Disclosure Of Commitments And Contingencies [Line Items]
Net amount against verdicts			$ 150.1	£ 110.8
Number of cases have received adverse verdicts or judgments			6	6	6	6	6
Broin v Philip Morris, Inc | Florida
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount	$ 300.0	£ 221.5
Number of annual installment for payment | INSTALMENT	3	3
Litigation settlement, annual installment amount	$ 100.0	£ 73.8
Amount of plaintiff's counsel fees payable	49.0	36.2
Broin v Philip Morris, Inc | R J Reynolds Tobacco Company | Florida
Disclosure Of Commitments And Contingencies [Line Items]
Loss contingency, right to re-file plaintiffs, period	86.0	63.5
Broin v Philip Morris, Inc | Brown and Williamson Holdings Inc | Florida
Disclosure Of Commitments And Contingencies [Line Items]
Loss contingency, right to re-file plaintiffs, period	57.0	42.1
Broin v Philip Morris, Inc | Lorillard Tobacco | Florida
Disclosure Of Commitments And Contingencies [Line Items]
Loss contingency, right to re-file plaintiffs, period	$ 31.0	£ 22.9
Broin I I Cases
Disclosure Of Commitments And Contingencies [Line Items]
Loss contingency, number of trials during period							0
Filter Cases | Lorillard Tobacco and RJRT
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount					$ 25.9	£ 19.1
Number of cases			46	46
Number of cases for which damages paid to plaintiffs					102	102